S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 24, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Karan Thakur	K2 Capital Advisors Ltd.	Private advisory services company.	Director
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	CEO and Director
	1142377 BC Ltd.	Private holding company.	Director
Glenn C. Worman	Insight Digital Partners II	Special Purpose Acquisition Company	CFO
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	CFO
Alexander W. Tjiang	1495964 B.C. Ltd.	Private advisory services company.	Director
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	Director
Yungkon Bann	Purpose Asset Management Inc.	Private investment holding company	CEO
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	Director
Michael E. Fuentes	Lloyd Harbor Capital Management, LLC	SEC-Registered Investment Advisor	Director
	Range Capital Acquisition Corp.	Special Purpose Acquisition Company	Team Member
	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	Director
Rajiv Matthew	K2 Capital Acquisition Corp.	Special Purpose Acquisition Company	Director

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(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.